Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The Company’s financial instruments consist of its warrant liability, revolving line of credit, and long-term debt.
The estimated fair value of the Company’s revolving line of credit, and long-term debt were as follows:

	December 31, 2021			December 31, 2020
	Principal amount	Carrying amount	Fair value	Principal amount	Carrying amount	Fair value
Revolving line of credit	$61,958	$61,238	$70,688	$75,393	$74,316	$83,014
Long term debt	51,664	40,661	58,143	50,117	36,413	55,378
	$113,622	$101,899	$128,831	$125,510	$110,729	$138,392
The estimated fair values of the Company’s revolving line of credit, and long-term debt were determined using Level 2 inputs based on an estimated credit rating for the Company and the trading value of debt for similar debt instruments with similar credit ratings.
There were no assets measured at fair value on a recurring basis as of December 31, 2021 and 2020, respectively. Liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020 were as follows:

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liability - Public & Private Warrants	$7,341	$7,125	$—	$216
Total Other Liabilities	$7,341	$7,125	$—	$216

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Term Loan Warrant	$12,744	$—	$—	$12,744
Total Other Liabilities	$12,744	$—	$—	$12,744
Term Loan Warrants
Term Loan Warrants classified as Level 3 liabilities are valued using the probability weighted average of their value if a special purpose acquisition company (“SPAC”) transaction occurs and their value if a SPAC transaction does not occur. The value under the SPAC transaction scenario utilized the current value method, which estimates the total equity value of the Company. The value under the no-SPAC scenario was calculated using the Black-Scholes model.
During the year ended December 31, 2021, there were no transfers between Level 1 and Level 2, nor into and out of Level 3.
The following table summarizes the activity for the Company’s Level 3 liabilities measured at fair value on a recurring basis:

	Term Loan Warrant	Warrant Liability
Balance as of December 31, 2020	$12,744	$—
Exercised	(13,102)	—
Assumed from Merger	—	44,272
Changes in fair value	358	(36,931)
Balance as of December 31, 2021	$—	$7,341